Related Party Transactions (Details)								1 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended
	Oct. 25, 2018 $ / shares shares	Oct. 09, 2018 shares	Sep. 13, 2018 shares	Sep. 13, 2018 shares	Sep. 10, 2018 shares	Jun. 27, 2018 USD ($)	Jun. 26, 2018 USD ($) shares	Oct. 25, 2018 $ / shares shares	Jun. 27, 2018 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) director $ / shares shares	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 USD ($) director $ / shares shares
Sale of common stock in initial public offering | $														$ 232,255,500
Common Stock, Shares, Outstanding | shares										6,346,714		6,346,714		7,893,844	9,287,693
Number of directors | director												2			2
Number of shares held by sponsor | shares		6,418,750			6,418,750
Number of shares subject to forfeiture | shares										843,750		843,750			843,750
Stock repurchased during period (in shares) | shares	374,622							374,622
Stock price | $ / shares	$ 10.00							$ 10.00		$ 12.00		$ 12.00			$ 12.00
Working capital loans amount | $												$ 1,500,000			$ 1,500,000
Debt Instrument, Convertible, Conversion Price | $ / shares															$ 0.50
Borrowings under the Working Capital Loans | $										$ 0		$ 0			$ 0
Conversion price of the debt instrument												$0.75			$0.75 if the Company has not consummated a Business Combination within 15 months from the closing of the Initial Public Offering) per warrant
Management fee expense | $												$ 5,000			$ 5,000
Agreements expenses with related parties | $										2,700	$ 2,600	5,300	$ 5,200	$ 2,000	10,000
Director
Number of shares transferred | shares		25,000			25,000
Promissory note aggregate values | $										$ 100		100			$ 100
Sponsor
Sale of common stock in initial public offering (in shares) | shares							8,625,000		8,625,000
Sale of common stock in initial public offering | $						$ 25,000	$ 25,000		$ 25,000			$ 25,000
Number of shares surrendered | shares			2,156,250	2,156,250
Common Stock, Shares, Outstanding | shares			6,468,750	6,468,750
Ownership percentage										20.00%		20.00%			20.00%
Promissory note aggregate values | $										$ 130,000		$ 130,000			$ 130,000